February 4, 1998



   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

        Re:  Fiduciary Capital Growth Fund, Inc.
             File No. 2-73468 and 811-3235
             Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned officer of Fiduciary Capital Growth Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 18 to Form N-1A Registration Statement filed by the Fund on January 28, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 18 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 28, 1998.

                                      Very truly yours,

                                      FIDUCIARY CAPITAL GROWTH FUND, INC.



                                      By:  /s/  Donald S. Wilson

                                           Donald S. Wilson